Separate information on the main office, parent entity and joint action agreements (Tables)	12 Months Ended
Dec. 31, 2023
Separate Information On The Main Office, Parent Entity And Joint Action Agreements
Schedule of Parent's stand-alone assets and liabilities
5.1    Parent’s stand-alone assets and liabilities

Parent’s stand-alone assets and liabilities	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Assets	8,824,362	8,430,376
Liabilities	(4,383,163)	(3,533,744)
Equity	4,441,199	4,896,632